LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

8.           LEASES

The Group has operating leases for office space, warehouses and server rental and finance leases for vehicles as a lessee.

The Group’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have remaining lease terms of up to ten years. Certain lease agreements include terms with options to extend the lease, however none of these have been recognized in the Company’s operating lease ROU assets or operating lease liabilities since those options were not reasonably certain to be exercised. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligations. The Group’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for maintenance.

The components of lease costs were as follows:

For the year ended December 31, 2019
Operating lease costs	4,956
Short-term lease costs	2,189
Financing lease costs:
Amortization of ROU assets	247
Interests	66
Total lease costs	7,458

Other information	For the year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	4,526
Operating cash flows from financing leases	290
Financing cash flows from financing leases	66
ROU assets obtained in exchange for new operating lease liabilities	10,060
ROU obtained in exchange for new finance lease liabilities	—
Weighted-average remaining lease term (in years):
Operating leases	6.45
Financing leases	3.65
Weighted-average discount rate:
Operating leases	5.03%
Financing leases	5.44%

For the year ended December 31, 2019, total operating and short-term lease costs were $7,145.

Future minimum lease payments for operating and financing leases as of December 31, 2019 are as follows:

	Operating Leases	Finance Leases
2020	3,516	361
2021	2,303	361
2022	1,632	325
2023	1,398	187
2024	1,193	34
2025 and thereafter	4,325	—
Total minimum lease payments	14,367	1,268
Less: Imputed interest	(2,096)	(113)
Total lease liability balance	12,271	1,155

Minimum payments related to leases not yet commenced as of December 31,2019	827	—

As previously disclosed in the consolidated financial statements for the year ended December 31, 2018 and under the previous lease standard (Topic 840), future minimum annual lease payments under operating leases as of December 31, 2018 were as follows:

For the year ending December 31,
2019	$4,646
2020	2,153
2021	740
$7,539

Total expenses under operating leases were $4,282 and $5,258 for the years ended December 31, 2017 and 2018, respectively.

As of December 31, 2018, future minimum annual lease payments under the capital leases are as follows:

For the year ending December 31,
2019	$369
2020	367
2021	362
2022	321
2023	185
2024	34
Total minimum lease payments	1,638
Less amount representing interest	(183)
Present value of minimum lease payments	1,455
Less current portion of minimum lease	(299)
Long-term present value of minimum lease payment	$1,156

The assets, with costs and accumulated depreciation of approximately $1,760 and $14 as of December 31, 2018, respectively, are amortized over the estimated lives of the assets. Amortization of assets under capital leases is included in depreciation expense.

The effective interest rates on the capital leases vary from 4.30% to 7.40% per annum and are imputed based on the lessor’s implicit rate of return.